UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2018

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.1%
Alabama — 2.0%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18, resets off the remarketing agent	2,000,000	1,999,720
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,829,859
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,363,560
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24, resets off the remarketing agent	5,000,000	5,315,550
		12,508,689
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,511,400
Arizona — 5.6%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,109,191
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,080,380
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	992,460
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,984,350
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,055,880
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	944,630
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,536,465
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,535,580
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 2.95%, 7/1/26	2,485,000	2,402,051
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,051,430
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,217,280
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	513,975
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,941,530
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	527,125
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,034,370
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,124,040
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,338,064
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,333,507
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,035,270
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	277,000	277,058
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	170,000	170,027
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,033,960
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	551,035
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,107,340
		34,896,998
California — 5.1%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	2,445,000	2,566,223
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,127,440
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,012,720
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,536,000

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	545,475
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	540,570
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,077,660
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,023,950
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	585,235
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,616,975
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	459,325
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	500,000	560,745
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,043,610
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	887,650
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,120,600
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,323,531
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,203
Palm Springs Airport Rev., 6.50%, 7/1/27	85,000	85,042
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,604,925
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(4)(5)	2,931,000	1,165,072
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	895,545
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,284,400
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,600
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,169,080
		31,985,576
Colorado — 5.1%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,026,320
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,049,700
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	507,639
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	540,703
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,248,914
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,283,440
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,059,870
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,216,060
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,021,850
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,692,504
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	546,255
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,169,720
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	370,000	375,254
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	518,095
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,663,275
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	929,000	946,790
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,282,900
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,025,000	1,026,230
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	538,470
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,846,320
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,044,620
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,451,464
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	537,475
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,065,410

Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	313,434
		31,972,712
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,586,550
District of Columbia — 1.1%
District of Columbia Rev., (Ingleside Presbyterian Retirement Community, Inc.), 5.00%, 7/1/52	1,000,000	1,043,420
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,202,280
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,703,850
		6,949,550
Florida — 4.8%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,601,985
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	253,253
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,026,000
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	763,012
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,041,280
Florida Development Finance Corp. Rev., (All Aboard Florida - Operations LLC), VRDN, 5.625%, 1/1/28, resets off the remarketing agent(1)	2,000,000	2,089,780
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,052,410
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	376,964
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	274,703
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,615,245
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,132,140
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	668,742
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	555,680
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,414,812
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,005,214
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,098,060
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,020,170
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,376,006
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,548,075
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	492,685
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,990,000	1,941,504
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,735,000	2,780,155
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	755,000	801,493
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,957,820
		29,887,188
Georgia — 0.5%
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,600,935
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,512,735
		3,113,670
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,030,290
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,186,279
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	276,487
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,062,880
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,213,600
		6,739,246
Illinois — 9.3%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,824,675

Chicago GO, 5.50%, 1/1/39	2,000,000	2,139,480
Chicago GO, 5.00%, 1/1/40	2,500,000	2,525,475
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,846,588
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,563,050
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,144,470
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,424,884
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,264,570
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,332,130
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,653,026
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,481,720
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,062,930
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,644,305
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,042,100
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,069,380
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,077,200
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,052,060
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,120,220
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,198,420
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,065,490
State of Illinois GO, 5.00%, 11/1/27	1,500,000	1,603,290
State of Illinois GO, 5.00%, 11/1/28	1,500,000	1,596,210
State of Illinois GO, 5.00%, 10/1/33(6)	900,000	950,283
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,161,530
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,063,330
University of Illinois Rev., VRDN, 1.55%, 9/5/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,788,180
		57,594,996
Iowa — 1.0%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,041,998
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,010,340
		6,052,338
Kansas — 2.0%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	9,606,210
Wichita Rev., 3.00%, 9/1/23	2,690,000	2,681,500
		12,287,710
Kentucky — 0.9%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,430,386
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,913,280
		5,343,666
Louisiana — 0.5%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,580,715
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,519,770
		3,100,485
Maryland — 2.4%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,555,620
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,119,220
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,127,010
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,142,780
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,179,672

Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,607,895
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,822,372
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,158,340
		14,712,909
Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	2,000,000	2,124,260
Michigan — 4.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,604,775
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,728,019
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,334,463
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,875,213
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,565,647
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	431,396
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	3,195,000	3,406,956
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,530,160
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,498,881
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,609,759
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,014,130
		26,599,399
Minnesota — 0.5%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,952,440
Township of Baytown Rev., (St. Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,182,223
		3,134,663
Mississippi — 1.0%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.54%, 9/4/18, resets daily off the remarketing agent (GA: Chevron Corp.)	5,000,000	5,000,000
Mississippi Business Finance Corp. Rev.,(Chevron USA, Inc.), VRDN, 1.56%, 9/4/18, resets daily off the remarketing agent (GA: Chevron Corp.)	1,000,000	1,000,000
		6,000,000
Missouri — 3.1%
Branson Industrial Development Authority Rev., 3.00%, 11/1/21	705,000	708,363
Health & Educational Facilities Authority of the State of Missouri Rev., (Bethesda Health Group, Inc. Obligated Group), VRDN, 1.37%, 9/4/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,300,000	1,300,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,332,462
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,070,540
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	1,991,569
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,571,625
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,730,334
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,068,990
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,400,705
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,867,500
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,026,050
		19,068,138
Nevada — 1.9%
Clark County Special Assessment, 5.00%, 8/1/30	1,455,000	1,523,211
Clark County Special Assessment, 5.00%, 8/1/32	375,000	390,296
Clark County Special Assessment, 5.00%, 8/1/35	690,000	714,398
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,137,854
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	875,000	884,695

Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,021,230
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	353,676
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,026,210
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,425,942
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	10,000,000	1,119,000
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,043,120
		11,639,632
New Jersey — 6.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,537,300
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,115,900
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,748,512
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,365,350
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,037,960
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,086,790
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	552,400
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,041,570
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,520,750
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/22	1,000,000	1,108,280
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,129,860
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,944,396
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	5,000,000	5,399,750
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	8,000,000	8,950,240
		40,539,058
New York — 10.7%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,630,995
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,243,450
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	785,243
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,040,100
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	672,588
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	531,990
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,054,210
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,046,770
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,557,825
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,992,240
New York City GO, 5.00%, 8/1/23	750,000	850,118
New York City GO, VRDN, 1.52%, 9/4/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,200,000	2,200,000
New York City GO, VRDN, 1.55%, 9/4/18, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	1,100,000	1,100,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,065,720
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.52%, 9/4/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	2,270,000	2,270,000
New York City Water & Sewer System Rev., VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (SBBPA: State Street Bank & Trust Co.)	600,000	600,000
New York City Water & Sewer System Rev., VRDN, 1.52%, 9/4/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	1,200,000	1,200,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,416,225
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,046,940
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,368,550
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,132,970
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	931,761

New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,220,800
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/25	5,000,000	5,617,700
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/34	2,500,000	2,781,250
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/36	2,500,000	2,772,875
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,857,210
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,080,520
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,097,480
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,520,344
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,180,220
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,828,758
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,690,372
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,116,600
		66,501,824
North Carolina — 0.6%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,052,860
North Carolina Medical Care Commission Rev., (Mission Health System, Inc. Obligated Group), VRDN, 1.57%, 9/6/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	170,000	170,000
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,604,700
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	655,597
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	301,888
		3,785,045
Ohio — 5.2%
Allen County Rev., (Mercy Health), VRDN, 1.56%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,000,000	1,000,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	1,910,000	1,907,116
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	2,012,680
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	9,995,000	10,058,368
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(2)	25,000,000	1,196,500
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,535,049
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,255,720
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,750,550
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,364,850
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,379,300
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,092,730
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,593,600
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,022,460
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,034,730
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	257,815
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	587,290
		32,048,758
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,258,152
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,137,780
		3,395,932
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,151,449
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	777,263
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,079,750

Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,347,450
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	514,930
		4,870,842
Pennsylvania — 5.4%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,451,030
Chester County Industrial Development Authority Rev., (Collegium Charter School), 5.00%, 10/15/27	1,290,000	1,368,651
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,057,830
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	536,540
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,074,150
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,133,560
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,609,080
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	3,077,790
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48(6)	1,170,000	1,207,744
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,696,750
Lancaster County Hospital Authority Rev., (Brethren Village), 5.125%, 7/1/37	1,000,000	1,092,990
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,331,875
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(7)	760,000	839,838
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	299,975
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,013,897
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,266,089
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,627,365
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,699,530
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	496,120
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,033,960
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(7)	1,500,000	1,542,195
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,831,650
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,020,500
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,061,329
		33,370,438
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,231,994
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,050,660
		3,282,654
South Carolina — 0.7%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	519,755
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,064,880
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,426,708
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(7)	1,475,000	1,528,837
		4,540,180
Tennessee — 1.2%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,804,397
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	654,856
Clarksville Public Building Authority Rev., VRDN, 1.55%, 9/4/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,300,000	2,300,000
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,558,640

Montgomery County Public Building Authority Rev., VRDN, 1.55%, 9/4/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	300,000	300,000
		7,617,893
Texas — 5.2%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	708,631
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,336,514
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,018,160
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,027,740
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,867,635
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.42%, 9/4/18, resets daily off the remarketing agent	320,000	320,000
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,097,400
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	529,205
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,547,115
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	1,022,670
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,371,097
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,040,190
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	2,006,440
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.125%, 8/15/47(1)	1,000,000	1,006,340
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,027,860
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	989,140
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,990,717
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,001,270
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	2,500,000	2,779,125
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,240,180
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,206,146
		32,133,575
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,146,660
Virginia — 3.7%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,026,380
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,473,450
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,752,240
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	813,226
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,319,680
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,500,000	1,456,215
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	992,446
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,080,520
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,134,180
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,383,605
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,292,043
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,167,740
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,000,020
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 7/1/38, resets off the remarketing agent(1)	1,000,000	1,031,450
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 1/1/19, Prerefunded at 100% of Par(7)	1,200,000	1,223,736
		23,146,931

Washington — 1.8%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,085,280
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,035,000	1,043,580
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,352,375
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,735,000	2,736,805
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	865,283
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,957,874
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,312,720
		11,353,917
West Virginia — 0.4%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,087,464
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	523,000
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	820,000	788,414
		2,398,878
Wisconsin — 2.3%
Public Finance Authority Rev., (Ameream LLC), 7.00%, 12/1/50(1)	2,500,000	2,894,175
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,682,431
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,023,320
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,265,262
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,142,440
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,917,475
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,556,340
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,037,970
		14,519,413
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $599,105,256)		615,492,063
OTHER ASSETS AND LIABILITIES — 0.9%		5,474,599
TOTAL NET ASSETS — 100.0%		$620,966,662

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	85	December 2018	$8,500,000	$12,258,594	$15,746

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $124,574,056, which represented 20.1% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)	Security is in default.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2018

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
Alabama — 1.4%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,614,317
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23, resets off the remarketing agent	10,000,000	10,625,300
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,117,900
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,112,430
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,175,800
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,757,166
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24, resets off the remarketing agent	20,000,000	21,262,200
		47,665,113
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,044,587
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,771,782
		6,816,369
Arizona — 2.5%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 2.38%, 10/1/18, resets quarterly off 67% of the 3-month LIBOR plus 0.81%	7,500,000	7,105,275
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	505,435
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	185,000	180,482
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	535,355
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	399,100
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	622,050
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	879,513
Arizona Industrial Development Authority Rev., (Provident Group - EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,137,947
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,007,590
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	110,235
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	556,995
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	226,058
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	340,962
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	245,829
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	792,204
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	785,988
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	335,529
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,103,590
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,371,938
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	1,992,787
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,267,296
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,369,108
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,628,821
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	920,000	930,902
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,876,355
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,524,435
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	2,953,840
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,254,381

Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,019,052
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	902,240
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	730,171
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,818,196
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,671,705
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	410,911
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	837,658
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,064,220
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	816,277
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	707,820
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,173,490
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,229,767
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,086,490
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,389,737
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,152,771
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	680,000	699,897
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	4,400,000	4,449,060
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,975,100
		87,174,562
Arkansas — 0.3%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,093,970
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,501,032
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,283,505
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,116,300
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 1.56%, 9/4/18, resets daily off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	3,800,000	3,800,000
		8,794,807
California — 9.2%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	738,290
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,077,460
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,140,020
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,909,903
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,741,200
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,291,640
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,972,589
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,989,242
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,268,880
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,264,360
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,032,848
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(3)	2,585,000	2,585,000
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,615,320
Bay Area Toll Authority Rev., VRDN, 2.26%, 9/6/18, resets weekly off the MUNIPSA plus 0.70%	2,000,000	2,006,020
Bay Area Toll Authority Rev., VRDN, 2.66%, 9/6/18, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,872,475
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,012,720
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,603,150

California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,603,800
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,164,400
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,343,710
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,012,557
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	870,740
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,844,762
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	661,422
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,112,210
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,121,060
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,125,980
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,620,720
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,112,480
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,292,936
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,771,785
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,543,750
California Statewide Communities Development Authority Rev., 5.25%, 10/1/18, Prerefunded at 101% of Par (AGM)(2)	75,000	75,189
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,722,810
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,739,325
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,154,290
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,316,448
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,499,695
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,824,560
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,849,595
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	4,000,000	4,485,960
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,775,500
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,817,850
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,871,375
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,941,835
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,480,185
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,768,751
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,563,019
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,695,618
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,416,863
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,196,486
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,145,739
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,254,568
Los Angeles County COP, 5.00%, 9/1/20	900,000	961,128
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	257,558
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,064,900
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,466,744
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,256,220
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,212,965
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,525,199
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,173,560
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,148,750
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	916,280
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,556,687
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,446,363

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,720,400
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,758,450
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,354,340
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,262,680
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,916,955
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,690,983
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,350,951
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,070,370
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,067,353
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	304,935
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	315,186
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	366,327
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,333,575
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	728,698
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,237,322
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,317,613
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,497,079
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,129,820
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,269,274
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,715,800
State of California GO, 6.00%, 4/1/19, Prerefunded at 100% of Par(2)	1,770,000	1,817,259
State of California GO, 5.00%, 9/1/24	10,000,000	11,234,600
State of California GO, 5.00%, 3/1/26	5,000,000	5,858,750
State of California GO, 5.00%, 12/1/26	3,955,000	4,548,606
State of California GO, 5.00%, 2/1/27	10,000,000	11,267,900
State of California GO, 5.00%, 11/1/27	5,000,000	5,725,900
State of California GO, 5.00%, 2/1/28	10,000,000	11,245,400
State of California GO, 4.00%, 9/1/32	5,000,000	5,411,950
State of California GO, 6.00%, 4/1/38	3,230,000	3,310,007
State of California GO, 5.50%, 11/1/39	10,000,000	10,436,300
State of California GO, VRDN, 2.16%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.70%	8,500,000	8,566,810
State of California GO, VRDN, 2.22%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.76%	4,000,000	4,042,520
State of California GO, VRN, 2.56%, 9/6/18, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,602,064
State of California GO, VRN, 2.71%, 9/6/18, resets weekly off the MUNIPSA plus 1.15%	2,120,000	2,142,578
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,117,950
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	500,000
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	2,838,108
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20, resets off the remarketing agent (AGM)	5,305,000	5,318,209
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	3,350,000	3,294,892
		321,593,358
Colorado — 3.1%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,171,547
Adams County COP, 4.00%, 12/1/26	2,250,000	2,444,175
Adams County COP, 4.00%, 12/1/27	1,310,000	1,416,778
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,310,662
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,670,200
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,307,525
City & County of Denver Airport System Rev., VRDN, 2.32%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.86%	3,855,000	3,865,563

Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,953,811
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,227,218
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,231,263
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,118,012
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,285,199
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,426,662
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23, resets off the remarketing agent	2,000,000	2,259,760
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,504,260
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,352,262
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	254,633
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	719,470
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	345,072
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	431,104
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	871,008
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	565,135
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	386,124
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	431,083
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,250,888
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	444,308
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	279,953
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,403,454
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	660,600
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	785,268
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	799,978
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	554,949
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,091,900
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,088,780
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,601,208
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,251,740
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,685,880
E-470 Public Highway Authority Rev., VRDN, 2.29%, 9/6/18, resets weekly off 67% of the 1-month LIBOR plus 0.90%	2,500,000	2,506,450
E-470 Public Highway Authority Rev., VRDN, 2.44%, 9/6/18, resets weekly off 67% of the 1-month LIBOR plus 1.05%	1,000,000	1,010,120
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,114,550
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	226,474
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,241,071
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/37	1,000,000	1,112,030
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/41	3,000,000	3,313,680
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/46	2,250,000	2,476,147
Regional Transportation District COP, 5.50%, 6/1/21	170,000	180,384
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,912,594
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,665,448
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	4,960,565
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,980,895
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,438,738
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,438,738
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,438,738
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,541,505

Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,274,436
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,437,142
		108,717,137
Connecticut — 1.9%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	574,075
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,376,110
Bridgeport GO, 5.00%, 8/15/27(2)	335,000	399,086
Bridgeport GO, 5.00%, 8/15/27	4,665,000	5,244,066
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	701,202
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,738,095
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,474,650
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,129,480
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	725,644
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,940,160
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,014,560
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,027,610
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,036,720
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,877,027
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,027,457
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	689,880
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	571,570
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,253,813
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	396,351
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	451,664
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,567,034
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,116,670
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,306,941
Connecticut State Health & Educational Facility Authority Rev., VRDN, 1.30%, 2/3/20, resets off the remarketing agent	5,000,000	4,968,750
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	3,860,000	4,123,638
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,329,650
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,255,400
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,243,780
		64,561,083
District of Columbia — 0.5%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,171,510
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,203,800
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,119,760
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,137,630
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,017,050
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,203,036
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,144,250
		18,997,036
Florida — 5.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,041,527
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,103,960
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,101,910
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,377,668
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,835,840
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19, resets off the remarketing agent	1,500,000	1,500,165

Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,129,500
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	843,345
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,400,213
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,187,477
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,431,583
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,618,214
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,076,620
Fort Myers Rev., 4.00%, 12/1/29	170,000	179,620
Fort Myers Rev., 4.00%, 12/1/30	150,000	157,595
Fort Myers Rev., 4.00%, 12/1/31	650,000	681,194
Gainesville Utilities System Rev., 5.00%, 10/1/21	2,000,000	2,186,020
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,116,750
Gainesville Utilities System Rev., 5.00%, 10/1/23	1,000,000	1,137,790
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,310,500
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,966,895
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,444,860
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,566,395
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,900,880
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	992,303
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,605,926
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	869,160
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,376,911
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,788,850
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,171,090
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,273,920
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,701,090
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	902,624
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,812,828
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,066,173
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,123,110
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,684,665
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,351,191
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,222,460
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	444,052
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	566,065
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	573,955
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,052,050
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	231,975
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	8,913,120
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,241,910
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,739,100
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,863,125
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	963,276
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,553,490
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,189,322
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,955,765
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,288,440
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	1,987,329

Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,220,948
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,087,320
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,352,779
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,047,203
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,657,232
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,077,340
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,452,290
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,071,600
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,135,900
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,371,484
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,474,060
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,793,115
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,315,552
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	451,044
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	571,522
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	870,240
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,079,860
Tampa Rev., 6.00%, 10/1/18 (Ambac)	50,000	50,162
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,255,987
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,652,413
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,478,755
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	660,000	665,227
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,255,000	2,286,638
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	2,000,000	2,028,760
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,164,440
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,390,056
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,185,532
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,237,657
		182,226,912
Georgia — 1.7%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,215,780
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	650,250
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,040,400
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	988,380
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	208,080
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	798,847
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	332,874
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,242,960
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	337,308
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,021,959
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	255,866
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	343,836
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	341,919
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,282,116
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,146,390
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,100,320

Main Street Natural Gas, Inc. Rev., VRDN, 2.23%, 9/4/18, resets monthly off 67% of the 1-month LIBOR plus 0.83% (LIQ FAC: Royal Bank of Canada)	10,000,000	9,965,000
Main Street Natural Gas, Inc. Rev., VRDN, 2.13%, 9/6/18, resets weekly off the MUNIPSA plus 0.57% (LIQ FAC: Royal Bank of Canada)	10,000,000	9,984,800
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23, resets off the remarketing agent (LIQ FAC: Royal Bank of Canada)	12,500,000	13,307,750
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,537,500
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,032,120
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,613,760
		57,748,215
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	2,175,000	2,219,979
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,549,740
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,060,160
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,192,420
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,094,990
		8,117,289
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,006,876
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(2)	2,500,000	2,669,675
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,072,340
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,620,762
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	10,942,600
		18,312,253
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	500,000	528,545
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,222,090
		3,750,635
Illinois — 11.5%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,312,557
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,151,684
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,126,910
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,134,030
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,877,297
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,039,630
Chicago GO, 6.00%, 1/1/38	5,000,000	5,667,550
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	808,712
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	852,856
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	652,914
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,071,490
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,677,480
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,555,200
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,263,336
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	345,418
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,279,480
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,616,667
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,120,910
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,255,340
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,203,466
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,608,505

Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,784,846
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,086,380
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	3,920,738
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,080,280
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	815,143
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	813,815
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,452,283
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,619,686
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,170,000
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,247,700
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,656,650
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,279,640
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,554,155
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,772,734
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,730,871
Cook County GO, 5.00%, 11/15/21	600,000	653,664
Cook County GO, 5.00%, 11/15/25	3,600,000	4,145,616
Cook County GO, 5.00%, 11/15/27	2,800,000	3,210,620
Cook County GO, 5.00%, 11/15/28	4,150,000	4,722,990
Cook County GO, 5.00%, 11/15/29	3,100,000	3,504,054
Cook County GO, 5.00%, 11/15/30	2,500,000	2,814,325
Cook County GO, 5.00%, 11/15/31	2,350,000	2,638,274
Cook County GO, 5.00%, 11/15/34	2,000,000	2,225,580
Cook County GO, 5.00%, 11/15/35	1,800,000	1,997,586
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,122,010
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,025,162
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,329,468
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,210,020
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,375,450
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,546,960
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)(4)	2,475,000	2,784,598
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)(4)	1,115,000	1,263,741
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)(4)	1,150,000	1,310,437
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,116,600
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,180,547
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,139,730
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,229,342
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,366,434
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,428,134
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,495,838
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,563,000
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,714,765
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	344,614
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	435,276
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	438,400
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	441,220
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	387,912
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	440,255
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	832,320

Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,653,930
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,858,780
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,693,650
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,182,789
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,219,896
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,079,626
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,247,650
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,281,096
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,193,900
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,091,840
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,163,160
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,181,912
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	545,540
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	339,617
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	537,075
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	609,541
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	533,495
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,576,920
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	780,443
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,306,729
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,384,571
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,455,463
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,752,329
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,154,020
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,464,295
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,246,540
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,083,398
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,106,700
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,463,947
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	272,452
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	783,475
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	363,334
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	765,238
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	813,300
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,618,350
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,152,093
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,093,655
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	892,964
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,097,030
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,486,638
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,823,854
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,171,310
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,163,320
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,379,124
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,864,475
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,790,832
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,748,025
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,795,000
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,465,800

Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,415,950
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	355,000	376,946
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,043,490
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,070,220
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,910,615
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,384,776
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,258,240
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,260,300
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,314,350
State of Illinois GO, 5.00%, 10/1/24(4)	3,000,000	3,188,490
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,198,390
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,261,960
State of Illinois GO, 5.00%, 11/1/26	12,715,000	13,573,517
State of Illinois GO, 5.00%, 11/1/27	8,500,000	9,085,310
State of Illinois GO, 5.00%, 11/1/28	8,500,000	9,045,190
State of Illinois GO, 5.00%, 10/1/33(4)	2,100,000	2,217,327
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,316,650
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,084,180
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,257,475
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,206,150
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,077,600
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,150,485
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,111,620
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	899,096
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,705,335
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,148,920
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,144,200
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	869,327
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	639,546
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	839,775
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,109,270
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	995,953
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,206,140
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,381,513
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,189,678
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,161,900
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,110,548
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,840,735
		398,821,583
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,945,629
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,506,262
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,511,800
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,291,942
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,338,500
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,304,607
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,863,375
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,910,664
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,325,987

Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,921,920
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,104,284
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,115,100
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,143,537
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,161,374
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,049,940
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,406,145
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,103,720
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,260,676
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,361,725
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,587,621
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,346,163
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,328,184
		43,889,155
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,561,750
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	869,296
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,009,184
		1,878,480
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	407,616
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	550,451
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	2,006,300
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,250,000	2,412,067
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,926,864
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	913,613
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	841,283
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,522,451
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,386,532
Kentucky Economic Development Finance Authority Rev., (Louisville Arena Authority, Inc.), 4.00%, 12/1/41 (AGM)	250,000	254,830
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	791,558
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,070,560
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,756,096
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,188,380
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,487,592
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 4/1/24, resets off the remarketing agent	17,000,000	18,054,510
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,286,200
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	1,986,460
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,026,640
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,582,575
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19, resets off the remarketing agent	5,000,000	4,987,800
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,684,845
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,691,895
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,249,061
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,267,960
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,532,113
		63,866,252

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,226,095
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,328,644
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,065,400
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,451,020
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,444,234
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	972,480
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,661,458
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	912,850
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,277,218
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	848,300
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,117,849
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,114,235
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,485,000	1,416,734
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,539,940
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	358,176
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	430,372
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	279,417
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	227,946
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,817,634
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,039,880
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,331,950
		47,861,832
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,855,797
Maryland — 1.6%
Baltimore Rev., 4.25%, 6/1/26	2,050,000	2,109,860
Baltimore Rev., 4.00%, 9/1/27	400,000	413,848
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,542,945
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,711,072
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,076,350
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	547,175
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,685,893
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	950,946
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,253,160
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,250,368
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,144,100
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	326,439
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	359,779
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	408,881
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,390,552
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,120,300
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	563,620
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,235,160
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	227,944
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	198,452

Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	136,879
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	147,536
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	197,316
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	279,245
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	332,448
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	358,082
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	517,930
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	530,340
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,989,101
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	511,672
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	751,802
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,251,587
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,091,660
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,649,898
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,636,836
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	2,993,547
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,310,035
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,954,543
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,078,524
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,200,359
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,322,107
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	3,959,320
		56,717,611
Massachusetts — 2.2%
Massachusetts GO, VRDN, 1.70%, 8/1/22, resets off the remarketing agent	5,500,000	5,403,640
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	618,553
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	441,752
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	592,778
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	625,295
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,205,836
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/29	3,765,000	4,281,332
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	1,505,000	1,698,498
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	528,571
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	2,000,000	2,248,640
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/32	2,000,000	2,241,840
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,077,800
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,069,930
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,326,170
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	526,950
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	595,437
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,492,930
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,442,779

Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,260,040
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,333,620
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	286,103
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,155,070
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,252,328
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,019,848
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,103,161
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,851,417
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,803,600
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,934,109
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,183,075
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,904,386
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,085,120
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,042,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,251,220
		77,883,828
Michigan — 4.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	935,502
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,590,908
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,707,143
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,799,779
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,975,033
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,095,430
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,942,490
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,589,940
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,709,563
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,080,775
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,423,000
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,867,577
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,054,250
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,393,750
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,080,430
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	551,310
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,125,120
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,138,970
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,153,040
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,673,495
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,835,999
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,390,812
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,871,479
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19, resets off the remarketing agent	3,000,000	2,978,190
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,021,450
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,190,880
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,639,815
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	5,017,721
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	2,065,000	2,208,765
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,788,868

Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,444,240
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,133,990
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,578,794
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,406,088
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,755,116
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,155,120
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,037,035
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	882,615
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19, resets off the remarketing agent	6,430,000	6,409,102
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	2,500,000	2,411,550
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	1,375,000	1,326,353
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,150,308
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,127,064
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	363,993
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,422,095
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,493,809
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,667,103
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	12,761,650
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,746,628
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,191,146
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,125,090
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	729,333
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,315,554
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,282,009
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	546,491
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,190,322
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,254,240
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,815,640
		159,553,962
Minnesota — 0.8%
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	555,995
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,355,232
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	913,992
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,111,130
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,194,080
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	4,887,990
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,010,970
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21, resets off the remarketing agent	6,000,000	6,446,340
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,311,660
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,142,470
State of Minnesota GO, 5.00%, 8/1/19	4,940,000	5,088,496
		27,018,355
Mississippi — 1.3%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	675,057
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,067,400
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,084,470
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,646,415
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,185,040
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,088,260

Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	380,000
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	644,431
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	577,715
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	613,582
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.54%, 9/4/18, resets daily off the remarketing agent (GA: Chevron Corp.)	3,300,000	3,300,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.56%, 9/4/18, resets daily off the remarketing agent (GA: Chevron Corp.)	11,275,000	11,275,000
Mississippi Business Finance Corp. Rev.,(Chevron USA, Inc.), VRDN, 1.56%, 9/4/18, resets daily off the remarketing agent (GA: Chevron Corp.)	3,000,000	3,000,000
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,265,997
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,118,105
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,726,300
State of Mississippi GO, VRDN, 1.73%, 9/4/18, resets monthly off 67% of the 1-month LIBOR plus 0.33%	2,745,000	2,751,094
		45,398,866
Missouri — 0.9%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,254,579
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	652,146
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,097,870
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	895,707
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,230,548
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,492,695
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,374,840
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/25	3,270,000	3,676,069
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/26	3,130,000	3,539,842
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20(4)	400,000	413,880
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22(4)	450,000	485,532
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24(4)	600,000	668,868
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26(4)	540,000	615,082
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28(4)	250,000	294,725
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29(4)	500,000	585,010
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31(4)	525,000	606,427
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33(4)	475,000	541,690
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,502,228
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,921,243
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	409,788
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,053,702
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	1,000,000	1,080,050
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,192,653
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,242,621
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	368,956
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	295,000	332,899
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	456,076
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	695,000	797,478
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	995,000	1,159,205

St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,030,370
		31,972,779
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,739,850
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,331,460
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,491,550
		9,562,860
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare), 5.00%, 9/1/30	750,000	845,363
Carson City Rev., (Carson Tahoe Regional Healthcare), 5.00%, 9/1/32	735,000	823,009
Carson City Rev., (Carson Tahoe Regional Healthcare), 5.00%, 9/1/34	765,000	850,971
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20, resets off the remarketing agent	1,500,000	1,487,190
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,419,500
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,375,123
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,257,521
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,985,483
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,423,949
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,029,446
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,976,383
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	973,402
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,050,460
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,745,098
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,162,843
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,012,550
		28,418,291
New Jersey — 5.6%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	110,000
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,329,900
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,135,090
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,555,471
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,666,661
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,433,403
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,496,000
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,465,550
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,779,100
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,451,890
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,853,860
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,100,200
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,785,320
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,122,610
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,141,208
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,145,340
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,269,796
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	608,224
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	526,760
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,050,690
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	835,000	878,211
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,249,445
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,716,690

New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,740,600
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,980,176
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,952,965
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,225,340
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,701,015
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,694,325
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,416,594
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,201,600
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,463,828
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,214,110
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,476,150
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,251,920
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,267,400
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,215,540
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,416,780
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,382,769
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,244,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	13,410,000	13,976,841
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	200,263
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	14,940,000	16,621,796
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,918,276
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,839,131
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,160,151
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,627,081
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,852,114
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,427,050
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,410,970
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	3,500,000	3,967,005
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	2,505,000	2,828,145
		196,545,354
New Mexico — 0.4%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22, resets off the remarketing agent	3,000,000	2,947,380
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,036,440
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,830,611
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,152,840
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19, resets off the remarketing agent (SBBPA: Royal Bank of Canada)	5,000,000	5,132,950
		13,100,221
New York — 9.6%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	459,652
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	398,832
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	397,292
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	3,932,730
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,124,040
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,579,944

Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,217,055
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,420,940
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	461,416
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,491,740
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,686,390
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	943,079
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,069,678
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,003,113
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/25	1,305,000	1,443,565
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/26	1,375,000	1,526,346
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/27	1,440,000	1,605,499
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/37	2,000,000	2,187,260
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 4.00%, 11/1/47	1,500,000	1,449,765
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,576,182
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,711,995
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,891,230
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,817,953
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,104,673
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,425,173
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,634,850
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	10,360,000	11,795,585
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,231,729
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	968,918
Metropolitan Transportation Authority Rev., VRDN, 2.01%, 9/6/18, resets weekly off the MUNIPSA plus 0.45%	7,000,000	6,989,150
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	122,812
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	102,287
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	931,855
New York City GO, 5.00%, 8/1/19	4,555,000	4,690,693
New York City GO, 5.00%, 10/1/19	5,000,000	5,175,050
New York City GO, 5.00%, 8/1/22	7,565,000	8,407,363
New York City GO, 5.00%, 8/1/25	13,605,000	15,890,504
New York City GO, 5.00%, 8/1/25	1,700,000	1,970,793
New York City GO, 5.00%, 8/1/26	5,370,000	6,190,858
New York City GO, 5.00%, 8/1/36	4,600,000	5,116,488
New York City GO, VRDN, 1.52%, 9/4/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	1,850,000	1,850,000
New York City GO, VRDN, 1.55%, 9/4/18, resets daily off the remarketing agent (LIQ FAC: Barclays Bank plc)	1,800,000	1,800,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,026,820
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,808,450
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,190,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,542,100
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,469,010
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.52%, 9/4/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	10,200,000	10,200,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.55%, 9/4/18, resets daily off the remarketing agent (SBBPA: Barclays Bank plc)	2,500,000	2,500,000
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,191,832
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,178,450
New York City Water & Sewer System Rev., VRDN, 1.47%, 9/4/18, resets daily off the remarketing agent (SBBPA: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000

New York City Water & Sewer System Rev., VRDN, 1.53%, 9/4/18, resets daily off the remarketing agent (SBBPA: Bank of Montreal)	1,000,000	1,000,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,415,970
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	602,745
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	434,696
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,127,092
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,121,810
New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,223,100
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,007,196
New York State Dormitory Authority Rev., 5.00%, 2/15/39	235,000	238,173
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,025,420
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,487,947
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	826,120
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,147,509
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	985,752
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,920,502
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,475,227
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,258,360
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,635,994
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,701,500
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,390,500
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	700,000	708,435
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	883,813
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,104,191
State of New York GO, 5.00%, 2/15/39	2,000,000	2,028,980
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	506,105
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	791,590
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,075,070
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,175,416
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,618,030
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,054,250
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	804,909
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,390,540
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	3,936,901
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,097,060
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,046,780
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,144,120
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,059,470
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,093,160
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,399,840
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,223,000
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,100,250
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,696,192
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,141,720
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,115,620
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,109,540
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,104,170

Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	524,790
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	536,030
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,113,813
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,216,400
		333,526,937
North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (AGM)(LOC: TD Bank N.A.)	8,000,000	8,000,000
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,185,825
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,009,240
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,946,577
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26	905,000	942,775
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27	965,000	1,015,267
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,210,781
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,294,349
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,408,546
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	525,273
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	353,661
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	831,464
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	840,900
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	760,564
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	473,526
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	389,149
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	838,554
		27,026,451
Ohio — 2.2%
Allen County Rev., (Mercy Health), VRDN, 1.56%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,000,000	1,000,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	5,022,950
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,534,182
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,595,729
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,473,932
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,781,937
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,674,816
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,208,687
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,331,400
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,693,825
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,852,561
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,720,307
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	830,303
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,427,400
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,302,852
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,353,863
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,768,877
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,492,428
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	562,575
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	415,721
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,623,285
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,910,790
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,483,866

Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,207,480
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,772,896
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,931,020
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,939,284
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,813,804
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,603,366
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	405,000	423,306
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,152,714
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,213,312
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,320,719
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,401,991
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,477,463
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,696,270
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,802,675
		76,818,586
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,743,915
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,152,260
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,145,420
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,715,462
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	597,766
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	800,247
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	1,839,216
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	856,643
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,190,137
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	275,010
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,843,954
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	560,190
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	665,310
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,104,810
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,380,884
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,109,660
		20,980,884
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,204,960
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,507,525
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	549,720
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	541,760
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	1,500,000	1,614,360
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,602,465
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	322,973
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,120,569
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	382,112
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	275,795
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	222,802
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	346,710
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	645,468
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	514,126
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	298,909

Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	260,846
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	230,528
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	304,225
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	268,706
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	227,466
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,306,624
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,104,041
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,971,223
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,061,600
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,625,115
State of Oregon GO, 5.00%, 8/1/21	750,000	817,635
State of Oregon GO, 5.00%, 8/1/22	700,000	781,018
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,524,237
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,157,250
		31,790,768
Pennsylvania — 7.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,285,879
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,086,820
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	624,024
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	414,676
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,090,030
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,755,715
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,500,000
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 3.06%, 9/6/18, resets weekly off the MUNIPSA plus 1.50%	2,500,000	2,538,075
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	858,210
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	458,048
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	257,718
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	205,022
Coatesville School District GO, 4.00%, 8/1/20	250,000	258,208
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,072,820
Coatesville School District GO, 5.00%, 8/1/22	875,000	955,211
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,123,590
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,862,600
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,277,540
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,270,420
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,538,195
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,604,362
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,675,873
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,619,689
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,152,100
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,628,598
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	594,442
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	859,087
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	751,296
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,119,188
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,964,799
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,201,720
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,160,744
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,215,527

Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,267,127
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,320,584
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,379,799
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 2.34%, 11/1/18, resets quarterly off 67% of the 3-month LIBOR plus 0.77%	5,000,000	4,577,550
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,432,650
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,217,920
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,760,425
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	1,250,000	1,374,262
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,096,250
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,302,876
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,238,391
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,130,540
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,026,783
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,123,590
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,421,882
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	751,534
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	594,337
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 2.28%, 9/6/18, resets weekly off the MUNIPSA plus 0.72%	10,000,000	10,000,100
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRDN, 2.50%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 1.04%	3,000,000	3,008,250
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,669,048
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,443,962
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,635,074
Pennsylvania COP, 5.00%, 7/1/29	600,000	684,468
Pennsylvania COP, 5.00%, 7/1/30	750,000	851,677
Pennsylvania COP, 5.00%, 7/1/31	850,000	960,831
Pennsylvania COP, 5.00%, 7/1/35	450,000	502,142
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,915,084
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	13,747,766
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,776,600
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	531,330
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	801,122
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	779,180
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	861,292
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,091,350
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,088,840
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,357,925
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,698,960
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,033,020
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,096,049
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,108,685
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,131,820
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,200,905

Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,596,300
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,858,360
Pennsylvania Turnpike Commission Rev., VRN, 2.16%, 9/6/18, resets weekly off the MUNIPSA plus 0.60%	5,000,000	5,002,200
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,640,450
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,239,520
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,754,625
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,471,427
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,151,040
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,671,770
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,363,241
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,820,153
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,029,122
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	628,188
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,069,370
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	779,035
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,394,707
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,679,820
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,917,617
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,984,202
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,684,897
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,317,880
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,105,160
Pittsburgh Water & Sewer Authority Rev., VRDN, 2.10%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.64% (AGM)	5,000,000	5,010,050
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,213,068
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	466,676
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,497,698
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,993,570
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,387,570
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,772,420
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,870,947
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,143,540
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,043,482
Reading School District GO, 5.00%, 3/1/21	425,000	454,096
Reading School District GO, 5.00%, 3/1/23	670,000	743,110
Reading School District GO, 5.00%, 3/1/28	1,025,000	1,188,446
Reading School District GO, 5.00%, 3/1/35	2,000,000	2,259,400
Reading School District GO, 5.00%, 3/1/37	1,500,000	1,685,085
Reading School District GO, 5.00%, 3/1/38	1,500,000	1,681,545
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	529,105
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,491,700
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,667,415
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,558,050
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,510,486
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	573,610
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	547,609
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,405,479
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,428,220
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,834,820
Scranton School District GO, 5.00%, 6/1/19	425,000	433,249

Scranton School District GO, 5.00%, 6/1/20	630,000	657,493
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,435,582
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,445,515
Scranton School District GO, 5.00%, 12/1/32	1,000,000	1,125,900
Scranton School District GO, 5.00%, 12/1/34	1,650,000	1,848,000
Scranton School District GO, 5.00%, 12/1/35	750,000	836,858
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,245,318
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	557,535
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	674,862
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	708,806
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,032,948
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	900,344
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	874,600
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,109,850
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	773,913
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	771,435
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,887,645
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., VRN, 1.80%, 9/6/18, resets weekly off the MUNIPSA plus 0.24%	10,000,000	10,002,500
		272,410,840
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,915,909
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,092,867
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,275,280
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,142,360
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	515,354
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	568,120
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	562,560
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,493,405
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,244,580
		13,810,435
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	1,985,585
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,333,681
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,088,350
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,749,150
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	279,975
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,305,575
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	517,217
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	635,256
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	888,956
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,088,250
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(2)	2,700,000	2,798,550
		22,670,545
Tennessee — 0.4%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	312,291
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,090,047

Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	541,210
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	408,105
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	701,467
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	444,652
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	428,903
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	542,003
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	540,735
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 5/1/23, resets off the remarketing agent	7,000,000	7,417,480
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25, resets off the remarketing agent	3,000,000	3,181,890
		15,608,783
Texas — 8.5%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,378,200
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,668,091
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,163,410
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,273,866
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,152,750
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,148,340
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,429,497
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	520,465
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	799,200
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	853,608
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	707,324
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	718,406
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	828,930
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,679,385
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	903,272
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	519,595
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	304,552
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,108,790
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	277,745
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,516,095
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,638,765
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	914,197
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,729,300
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,168,360
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,209,620
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,258,320
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,179,300
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,209,141
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,444,690
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,057,930
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,147,239
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,242,846
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	561,565
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,654,470
Dallas GO, 5.00%, 2/15/21	7,150,000	7,687,537

Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,342,002
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent, Prerefunded at 100% of Par (PSF-GTD)(2)	155,000	171,001
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent (PSF-GTD)	9,845,000	10,792,187
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	723,838
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,401,400
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	800,175
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,799,070
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	546,280
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	445,752
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	730,533
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	151,439
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	247,354
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	416,748
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	320,726
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	423,184
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	508,397
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	253,822
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	210,080
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,251,826
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	537,480
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,911,916
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,878,640
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,457,855
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,705,318
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,927,625
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,733,550
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,152,950
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,150,200
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,081,330
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,703,399
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,067,220
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,522,150
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.42%, 9/4/18, resets daily off the remarketing agent	5,210,000	5,210,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.31%, 9/4/18, resets daily off the remarketing agent	500,000	500,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,292,212
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	970,362
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	947,614
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	790,818
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	853,533
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,119,450
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	567,554
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,541,753
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,102,140
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	532,821
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,095,080
Houston Rev., 5.00%, 9/1/25	1,000,000	1,134,680
Houston Rev., 5.00%, 9/1/27	2,050,000	2,304,282

Houston Rev., 5.00%, 9/1/28	710,000	795,569
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,824,294
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,406,760
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,052,250
Houston Independent School District GO, VRDN, 2.40%, 6/1/21, resets off the remarketing agent (PSF-GTD)	8,000,000	8,059,200
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	528,715
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	274,678
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	490,000	546,428
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	284,715
Irving Hospital Authority Rev., VRDN, 2.66%, 9/6/18, resets weekly off the MUNIPSA plus 1.10%	1,750,000	1,754,375
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,031,540
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,751,866
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,052,630
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,614,582
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,103,880
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,337,100
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	794,997
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	517,914
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	552,085
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,114,940
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,842,377
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	1,089,360
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	1,083,260
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,934,319
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,161,224
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	3,983,910
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,151,850
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,258,570
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,709,625
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,422,887
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,832,783
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,416,712
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,992,625
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,149,120
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,292,283
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,502,957
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,022,090
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	1,000,000	1,049,230
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	839,408
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	665,670
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	956,718
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	959,227
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,172,043
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	507,198
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,301,897

Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	769,776
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,299,259
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,878,931
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,114,500
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,578,486
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,747,720
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22, resets off the remarketing agent	4,000,000	3,955,800
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,060,060
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,275,920
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26	6,000,000	6,952,920
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,518,046
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,670,936
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,733,606
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,139,520
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,559,130
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21, resets off the remarketing agent	2,000,000	2,114,920
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,449,703
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,674,274
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	803,196
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,744,443
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,015,300
		295,134,854
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,181,113
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,390,259
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,141,460
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,167,220
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,225,032
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,356,738
		10,461,822
Vermont — 0.4%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	544,430
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	827,865
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,565,186
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	692,804
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,133,010
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	883,423
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,118,570
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,004,004
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	555,530
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,528,000
		12,852,822
Virginia — 0.6%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,503,802
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,416,640
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,913,847
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	268,225
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	745,136

Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	693,752
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	457,963
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	768,399
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,600,635
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	731,679
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,131,620
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,130,370
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	785,092
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	495,153
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	564,675
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	517,302
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	860,152
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,141,400
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,423,930
		22,149,772
Washington — 3.8%
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,054,340
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,069,800
Seattle Municipal Light & Power Rev., VRDN, 2.24%, 9/6/18, resets weekly off the MUNIPSA plus 0.68%	14,250,000	14,250,000
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,082,000
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,789,062
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,666,904
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,169,680
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,436,800
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,282,944
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,434,440
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,497,400
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,693,377
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,015,580
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,010,980
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,479,117
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,241,060
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,343,050
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.49%, 9/6/18, resets weekly off 67% of the 1-month LIBOR plus 1.10%	2,000,000	2,024,660
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.61%, 9/6/18, resets weekly off the MUNIPSA plus 1.05%	2,000,000	2,038,380
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,373,730
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,340,450
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,098,070
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,262,496
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,403,858
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,474,308

Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/33	1,505,000	1,647,012
		133,179,498
Wisconsin — 1.1%
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,178,925
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,174,778
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	2,200,000	2,202,552
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,614,706
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,534,843
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,131,700
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,717,170
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,775,436
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,044,962
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,662,507
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	4,777,799
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	5,961,704
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,732,186
		37,509,268
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,423,547,902)		3,467,314,010
OTHER ASSETS AND LIABILITIES — 0.4%		14,994,593
TOTAL NET ASSETS — 100.0%		$3,482,308,603

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $73,741,854, which represented 2.1% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
August 31, 2018

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.3%
Alabama — 1.3%
Tuscaloosa County Industrial Development Authority Rev., (Hunt Refining Co.), VRDN, 1.54%, 9/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)(1)	1,800,000	1,800,000
Arizona — 3.4%
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	4,500,000	4,500,000
California — 8.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.66%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 2.06%, 9/7/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	6,595,000	6,595,000
		10,595,000
Colorado — 1.2%
Lafayette Exempla Improvement District Special Assessment, VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,575,000	1,575,000
District of Columbia — 2.4%
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.69%, 9/7/18, resets weekly off the remarketing agent (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
Florida — 3.7%
County of Palm Beach Rev., (Henry Morrison Flagler Museum), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,975,000	1,975,000
Florida Housing Finance Corp. Rev., (Mango Grove LLC), VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,100,000	2,100,000
Hillsborough County Industrial Development Authority Rev., (Independent Day School of Tampa), VRDN, 1.82%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	800,000	800,000
		4,875,000
Georgia — 2.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.71%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.65%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,340,000	1,340,000
		2,940,000
Illinois — 17.5%
Du Page County Rev., (Morton Arboretum), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,800,000	1,800,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.82%, 9/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	925,000	925,000
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	705,000	705,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,000,000	2,000,000
Illinois Educational Facilities Authority Rev., (National-Louis University), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.95%, 9/7/18, resets weekly off the remarketing agent (LOC: First National Bank and FHLB)	1,630,000	1,630,000
RBC Municipal Products, Inc. Trust GO, VRN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	6,000,000	6,000,000

RBC Municipal Products, Inc. Trust Rev., VRN, 1.59%, 9/7/18, resets weekly off the remarketing agent (AGM)(LIQ FAC: Royal Bank of Canada)(GA: Royal Bank of Canada)(1)	2,770,000	2,770,000
University of Illinois Rev., VRDN, 1.55%, 9/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,805,000	1,805,000
Village of McCook Rev., (Illinois Saint Andrew Society), VRDN, 1.63%, 9/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	800,000	800,000
		23,275,000
Indiana — 2.0%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.53%, 9/4/18, resets daily off the remarketing agent (LOC: Barclays Bank plc)	1,500,000	1,500,000
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of New York Mellon)	1,140,000	1,140,000
		2,640,000
Louisiana — 2.6%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.64%, 9/7/18, resets weekly off the remarketing agent (LOC: Community Bank and FHLB)	3,450,000	3,450,000
Michigan — 0.4%
Michigan State Housing Development Authority Rev., VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (SBBPA: Barclays Bank plc)	550,000	550,000
Michigan State Housing Development Authority Rev., VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (SBBPA: JPMorgan Chase Bank N.A.)	15,000	15,000
		565,000
Minnesota — 5.1%
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 1.67%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,340,000	1,340,000
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 1.67%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	145,000	145,000
Saint Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.68%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	5,335,000	5,334,958
		6,819,958
Nevada — 5.3%
Clark County Department of Aviation Rev., VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,100,000	1,100,000
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	1,965,000	1,965,000
Nevada Housing Division Rev., (L'Octaine LP), VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	900,000	900,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LOC: East West Bank)(SBBPA: FHLB)	940,000	940,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.63%, 9/7/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	2,100,000	2,100,000
		7,005,000
New Jersey — 3.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,000,000	3,000,000
		4,000,000
New York — 10.3%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.67%, 9/7/18, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	6,235,000	6,235,000
New York City GO, VRDN, 1.53%, 9/4/18, resets daily off the remarketing agent (SBBPA: State Street Bank & Trust Co.)	600,000	600,000
New York State Housing Finance Agency Rev., (Caroline Apartments Preservation LP), VRDN, 1.69%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	1,325,000	1,325,000
New York State Housing Finance Agency Rev., (MH Rental LLC), VRDN, 1.62%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	900,000	900,000

North Amityville Fire Co, Inc. Rev., VRDN, 1.75%, 9/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	1,725,000	1,725,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		13,785,000
North Carolina — 3.3%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: Branch Banking & Trust)	3,485,000	3,485,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	975,000	975,000
		4,460,000
Ohio — 1.1%
Lorain County Port Authority Rev., (Saint Ignatius High School of Cleveland), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	1,465,000	1,465,000
Oklahoma — 0.6%
Tulsa County Home Finance Authority Rev., (Waterford Partnership), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	870,000	870,000
Oregon — 1.5%
Oregon State Facilities Authority Rev., (PeaceHealth), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Pennsylvania — 3.6%
Derry Township Industrial & Commercial Development Authority Rev., VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	1,715,000	1,715,000
Lancaster Industrial Development Authority Rev., (Willow Valley Communities), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	1,400,000	1,400,000
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 1.69%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.64%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 1.65%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 1.65%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 1.64%, 9/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	550,000	550,000
		4,765,000
South Carolina — 0.4%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.64%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	500,000	500,000
Texas — 9.0%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,845,000	3,845,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.46%, 9/4/18, resets daily off the remarketing agent	150,000	150,000
Houston Combined Utility System Rev., VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: State Street Bank & Trust Co.)	5,000,000	5,000,000
Mission Economic Development Corp. Rev., VRDN, 1.72%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,540,000	1,540,000
San Antonio Airport System Rev., (Cessna Aircraft Co.), VRDN, 1.68%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (Acquired 2/26/18, Cost $1,400,000)(2)	1,400,000	1,400,000
		11,935,000
Washington — 10.7%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.72%, 9/7/18, resets weekly off the remarketing agent (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington Economic Development Finance Authority Rev., (Recology CleanScapes, Inc.), VRDN, 1.62%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,100,000	2,100,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 1.67%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,145,000	1,145,000

Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.67%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
Washington State Housing Finance Commission Rev., (Vintage at Mount Vernon), VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	4,000,000	4,000,000
		14,245,000
Wisconsin — 0.7%
Appleton Rev., (Great Northern Corp.), VRDN, 1.75%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
TOTAL INVESTMENT SECURITIES — 99.3%		132,264,958
OTHER ASSETS AND LIABILITIES — 0.7%		880,744
TOTAL NET ASSETS — 100.0%		$133,145,702

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,170,000, which represented 17.4% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,400,000, which represented 1.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 25, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2018